Business Combination (Details)				6 Months Ended	12 Months Ended
	Feb. 01, 2022 shares	Dec. 31, 2021 CNY (¥)	Jan. 12, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Jan. 01, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 01, 2023 CNY (¥)	Nov. 30, 2023	Nov. 17, 2023 CNY (¥)	May 26, 2023	Apr. 30, 2023 USD ($)	Apr. 01, 2023	Jun. 17, 2022	May 01, 2022
Business Combination [Line Items]
Cash consideration payable		¥ 0.6	¥ 3,300,000		¥ 3,000,000
Risk adjusted discount rate		12.70%	12.40%
Cash (in Dollars)					149,614		¥ 3,028	¥ 3,500,000
Issued share capital percentage	51.00%
Fixed cash obligated					¥ 24,500,000
IPO consideration												¥ 24,500,000
Mr. Liao Xuefeng and Mr. Zheng Haohua [Member]
Business Combination [Line Items]
Contractual life					10 years	10 years
Business Combination [Member]
Business Combination [Line Items]
Contingent consideration low
Contingent consideration high					4,500,000
Chongqing Meng Wei Technology Co [Member]
Business Combination [Line Items]
Equity interests, percentage				10.00%
Mr. Liao Xuefeng [Member]
Business Combination [Line Items]
Granted share options (in Shares) | shares							18,016
Mr. Zheng Haohua [Member]
Business Combination [Line Items]
Granted share options (in Shares) | shares							2,002
Mengwei Stores [Member]
Business Combination [Line Items]
Cash consideration payable					3,000,000
Consideration payable							¥ 100,000
SH DDC [Member]
Business Combination [Line Items]
Equity interests, percentage														100.00%
Cash (in Dollars) | $														$ 402,755
Lin’s [Member]
Business Combination [Line Items]
Cash consideration payable					880,291
Shares to be issued (in Shares) | shares	209
Shanghai Lishang Trading Limited [Member]
Business Combination [Line Items]
Equity interests, percentage																	51.00%
Cash payment					2,900,000
Quanzhou DDC [Member] | Mr. Zheng Dongfang [Member]
Business Combination [Line Items]
Equity interests, percentage																60.00%
Quanzhou Weishi [Member] | Mr. Zheng Dongfang [Member]
Business Combination [Line Items]
Equity interests, percentage																40.00%
Cook San Francisco, LLC [Member]
Business Combination [Line Items]
Equity interests, percentage											100.00%
Cash payment					180,000	$ 25,000
Equivalent to a value					2,510,000	348,000
Cook San Francisco, LLC [Member] | Ms. Nona Lim and other selling shareholders [Member]
Business Combination [Line Items]
Equity interests, percentage													100.00%
Cash payment					13,710,000	1,977,516
Equivalent to a value					9,530,000	$ 1,318,374
Shanghai Yuli Development Limited [Member]
Business Combination [Line Items]
Cash consideration payable					¥ 4,140,000					¥ 2,150,000
Equity interests, percentage															51.00%
Third Performance Period [Member] | Mengwei Stores [Member]
Business Combination [Line Items]
Cash payment				¥ 600,000
C-1 Redeemable Convertible Preferred Shares [Member] | Lin’s [Member]
Business Combination [Line Items]
Cash (in Dollars) | $									$ 138,000
Shares to be issued (in Shares) | shares					11,938	11,938